Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of warrant activity

	Warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding on December 31, 2020	90,000	$2.50	4.15	$–
Granted	184,175	2.66	4.54	–
Exercised	0	–	0	–
Outstanding on September 30, 2021	274,175	$2.61	4.34	$–